Selling, General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2014
Selling, General and Administrative Expenses
Schedule of selling, general and administrative expenses

	Successor	Predecessor
		Period beginning April 1, 2014, and ending May 13, 2014
	Three Months Ended June 30, 2014		Three Months Ended June 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Personnel expenses	$17,029	$36,261	$46,533
Travel expenses	2,147	1,896	3,362
Professional services	2,593	10,573	16,469
Office expenses	3,584	2,681	5,133
Other expenses	5,684	11,900	14,726

Total	$31,037	$63,311	$86,223

	Successor	Predecessor
	Period beginning February 5, 2014, and ending June 30, 2014	Period beginning January 1, 2014, and ending May 13, 2014	Six Months Ended June 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Personnel expenses	$17,029	$95,855	$92,636
Travel expenses	2,147	5,292	6,546
Professional services	2,593	20,357	27,931
Office expenses	3,584	8,878	10,476
Other expenses	5,684	23,508	26,007

Total	$31,037	$153,890	$163,596